Deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Deposits [Line Items]
Non-interest bearing checking accounts	$ 5,280	$ 3,989
Checking accounts	13,461	14,456
Savings accounts	45,911	50,159
Money market demand deposits	13,909	13,200
Total demand, transaction and passbook deposits	78,561	81,814
Original maturities of:
Less than 12 months	67,649	75,007
12 months to 36 months	30,140	20,083
More than 36 months	6,495	11,668
Total certificates of deposit	104,284	106,758
Total deposits	$ 182,845	$ 188,572